Major Events in the Period and Events After the Period - Signature of a Licensing and Partnership Agreement with Ipsen (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
New shares created (in shares)		49,834,983	49,834,983
+ Proceeds from issue of share capital (net)		€ 0	€ 5	€ 27,972
Ipsen | Collaboration and License Agreement
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Revenue from collaboration, potential milestone payments	€ 75,200	€ 13,300		€ 360,000
Royalty income, percent of collaborative sales				20.00%